LONG-TERM DEBT	3 Months Ended
Mar. 31, 2012
LONG-TERM DEBT
LONG-TERM DEBT

8.     LONG-TERM DEBT

  On April 7, 2010, the Company closed a private placement of notes consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 with a weighted average maturity of 9.84 years and weighted average yield of 6.59%.

  On August 4, 2011, the Company amended and restated its Credit Facility. The total amount available under the Credit Facility remains unchanged at $1.2 billion; however, the maturity date was extended from June 22, 2014 to June 22, 2016.

  During the three months ended March 31, 2012, the Company repaid $90.0 million on the Credit Facility (2011 — repaid $50.0 million, net). At March 31, 2012, the Credit Facility was drawn down by $230.0 million (December 31, 2011 — $320.0 million).

  Total long-term debt interest costs incurred during the three months ended March 31, 2012 was $11.5 million (2011 — $10.0 million). Total interest costs capitalized to property, plant and mine development for the three months ended March 31, 2012 was $0.2 million (2011 — nil). The outstanding long-term debt balance as at March 31, 2012 relates to the $600.0 million in outstanding notes and the $230.0 million outstanding on the Credit Facility.